Stock Option Plan (Details) - Schedule of stock-based compensation expense - Blade Therapeutics, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Research and development	$ 377	$ 511
General and administrative	1,019	394
Total stock-based compensation expense	$ 1,396	$ 905